Share-Based Payments (Schedule of Fair Value of Share Options and Assumptions) (Details)	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪) Years
Fair value of share options and assumptions:
Fair value at grant date			₪ 6.3
Fair value assumptions:
Share price at grant date			27.75
Exercise price			₪ 29.97
Expected volatility (weighted average)			42.80%
Option life (expected weighted average life) | Years			2.3
Risk free interest rate			0.40%